August 14, 2017

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Virtus Asset Trust

(Virtus Ceredex Mid-Cap Value Equity Fund)

- Registration Statement on Form N-14

CIK 0001018593

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Virtus Asset Trust (the “Trust”). This filing relates to the acquisition of the assets of Virtus Contrarian Value Fund, a series of Virtus Equity Trust, by and in exchange for shares of Virtus Ceredex Mid-Cap Value Equity Fund, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.
Jennifer Fromm, Esq.
Ann Flood